INCOME TAXES (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Line Items]
Current income tax expense		$ (521,903)	$ (122,530)	$ (350,143)
Tax benefit arising from tax credit used to reduce current tax expense		177,291	60,934	126,545
Prior period current income tax adjustments		(1,747)	(11,037)	4,716
Other current benefit tax (expenses)		(19,311)	(4,088)	64,024
Current Tax Expense, Net		(365,670)	(76,721)	(154,858)
Deferred tax expense relating to origination and reversal of temporary differences	[1]	191,095	(17,508)	(71,193)
Tax benefit arising from tax credits used to reduce deferred tax expense	[1]	4,175	121,522	83,930
Total deferred Tax benefit (expense), Net		195,270	104,014	12,737
Total income tax benefit (expense)		$ (170,400)	$ 27,293	$ (142,121)

[1]	Includes deferred tax expenses related to temporary differences (ThU.S.$ 2,922 as of December 31, 2024), and tax losses (ThU.S.$ 3,008 as of December 31, 2024) generated by Brazilian companies classified as held for sale, through the sale date, see Note 22.